SHARE CAPITAL - Disclosure of detailed information about outstanding stock options (Details)	12 Months Ended
	Sep. 30, 2024 $ / shares	Sep. 30, 2024 Share	Sep. 30, 2024 shares	Sep. 30, 2023 Share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 9.89			$ 9.94
Quantity outstanding (in shares)		2,691,336	2,691,336	2,829,676
Weighted Average Remaining Contractual Life (years)	7 years 3 months 18 days
Quantity exercisable (in shares) | shares			2,651,969
Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Contractual Life (years)	3 years
$1.20 - $3.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			71,865
Weighted Average Remaining Contractual Life (years)	4 years
Quantity exercisable (in shares) | shares			61,665
$1.20 - $3.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 1.20
$1.20 - $3.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 3.00
$3.01 - $5.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			217,087
Weighted Average Remaining Contractual Life (years)	7 years 6 months
Quantity exercisable (in shares) | shares			213,687
$3.01 - $5.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 3.01
$3.01 - $5.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 5.00
$5.01 - $10.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			1,539,917
Weighted Average Remaining Contractual Life (years)	7 years 4 months 24 days
Quantity exercisable (in shares) | shares			1,514,150
$5.01 - $10.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 5.01
$5.01 - $10.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 10.00
$10.01 - $20.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			650,642
Weighted Average Remaining Contractual Life (years)	4 years 10 months 24 days
Quantity exercisable (in shares) | shares			650,642
$10.01 - $20.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 10.01
$10.01 - $20.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 20.00
$20.01 - $30.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			96,825
Weighted Average Remaining Contractual Life (years)	4 years 1 month 6 days
Quantity exercisable (in shares) | shares			96,825
$20.01 - $30.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 20.01
$20.01 - $30.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 30.00
$30.01 - $45.08
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			115,000
Weighted Average Remaining Contractual Life (years)	4 years 4 months 24 days
Quantity exercisable (in shares) | shares			115,000
$30.01 - $45.08 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 30.01
$30.01 - $45.08 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 45.08